18 Debentures	12 Months Ended
Dec. 31, 2020
Disclosure Of Debentures Abstract
Debentures
18	Debentures

Issue date	Issuer	Series	Maturity	Annual financial charges (%)	2020	2019
Mar-2013	DAC	Single	Mar-2025	IPCA + 6%	177,009	202,992
Sep-2013	Cetrel	Single	Sep-2025	126.5% of CDI	59,106	71,575
					236,115	274,567

Current liabilities					54,436	46,666
Non-current liabilities					181,679	227,901
Total					236,115	274,567

(a)	Payment schedule

The maturity profile of the long-term debentures is as follows:

	2020	2019

2021		52,078
2022	53,406	52,100
2023	53,417	52,125
2024	53,443	52,153
2025	21,413	19,445
Total	181,679	227,901

(b)	Guarantees

The issuers entered into agreements for the fiduciary sale of credit rights, in which attached accounts are maintained to cover debt service for the three months of the installments coming due, under the terms of the instruments of assignment.